Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,155,000
Previously Paid Amount	0.00
Total Fee Amount	297.61
Total Offset Amount	0.00
Net Fee	297.61
Narrative - Max Aggregate Offering Price	$ 2,155,000
Final Prospectus	true